Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Operating Expenses:
General, selling, and administrative	3,213	3,082	19,197	15,359	20,090	37,476
Research and development	4,729	5,253	13,812	11,740	16,781	23,668
Total operating expenses	7,942	8,335	33,009	27,099	36,871	61,144
Operating loss	(7,942)	(8,335)	(33,009)	(27,099)	(36,871)	(61,144)
Other income	2,453	130	4,582	1,072	1,964	2,087
Loss from continuing operations					(34,907)	(59,057)
Loss from discontinued operations, net of tax (Note 4)						(235)
Net loss	$ (5,489)	$ (8,205)	$ (28,427)	$ (26,027)	$ (34,907)	$ (59,292)
Common Class A [Member]
Operating Expenses:
Continuing operations weighted average loss per share- basic					$ (1.52)	$ (2.68)
Continuing operations weighted average loss per share- diluted					(1.52)	(2.68)
Discontinued operations weighted average loss per share- basic
Discontinued operations weighted average loss per share- diluted
Weighted average loss per share of common stock basic	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)	$ (1.52)	$ (2.68)
Weighted average loss per share of common stock diluted	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)
Weighted average shares outstanding - basic	23,609,592	23,239,343	23,485,359	22,952,082	23,036,809	22,096,909
Weighted average shares outstanding - diluted	23,609,592	23,239,343	23,485,359	22,952,082	23,036,809
Common Class B [Member]
Operating Expenses:
Continuing operations weighted average loss per share- basic					$ (1.52)	$ (2.68)
Continuing operations weighted average loss per share- diluted					(1.52)	(2.68)
Discontinued operations weighted average loss per share- basic
Discontinued operations weighted average loss per share- diluted
Weighted average loss per share of common stock basic	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)	$ (1.52)	$ (2.68)
Weighted average loss per share of common stock diluted	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)
Weighted average shares outstanding - basic	23,609,592	23,239,343	23,485,359	22,952,082	23,036,809	22,096,909
Weighted average shares outstanding - diluted	23,609,592	23,239,343	23,485,359	22,952,082	23,036,809	22,096,909